Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments

As of December 31, 2024 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles — 77.8%
Investment Partnerships — 58.7%
AG Asset Based Credit Fund L.P.						USD	N/A	$94,600,000	$105,889,077	[1,2,3]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	5,623,512	7,500,392	[1,2,3]
Ares Commercial Finance, LP						USD	N/A	53,841,899	61,248,557	[1,2,3]
Ares Pathfinder Fund II (Offshore), LP						USD	N/A	2,772,087	3,137,588	[1,2,3]
Ares Priority Loan Co-Invest LP						USD	N/A	32,380,000	34,707,138	[1,2,3]
Ares Private Credit Solutions (Cayman), L.P.						USD	N/A	12,892,276	17,454,971	[1,2,3]
Ares Special Opportunities Fund (Offshore), LP						USD	N/A	5,106,224	7,061,979	[1,2,3]
Ares Special Opportunities Fund II (Offshore), LP						USD	N/A	20,223,718	24,730,126	[1,2,3]
Atalaya A4 (Cayman), LP						USD	N/A	32,610,328	30,838,099	[1,2,3]
Atalaya Asset Income Fund Evergreen, LP						USD	N/A	7,684,728	6,476,452	[1,2,3]
Banner Ridge DSCO Fund I, LP						USD	N/A	14,087,315	22,694,441	[1,2,3]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	19,457,711	24,069,854	[1,2,3]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	4,199,262	7,478,554	[1,2,3]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	85,128,072	103,593,787	[1,2,3]
Barings Capital Solutions Perpetual Fund (CA), LP						USD	N/A	34,756,098	36,163,786	[1,2,3]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	38,330,259	49,238,080	[1,2,3]
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	2,941,336	3,523,357	[1,2,3]
Blue Owl Real Estate Fund VI						USD	N/A	10,235,020	10,009,165	[1,2,3]
BPC Real Estate Debt Fund, LP						USD	N/A	61,629,133	68,976,489	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)						USD	N/A	100,000,000	107,337,183	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Burford Advantage Feeder Fund A, LP						USD	N/A	$6,741,705	$8,565,871	[1,2,3]
Callodine Perpetual ABL Fund, LP						USD	N/A	81,144,382	77,855,128	[1,2,3]
Carlyle Credit Opportunities Fund II (Parallel), SCSp						USD	N/A	8,834,173	8,669,702	[1,2,3]
Carlyle Credit Opportunities Fund III (Parallel), SCSp						USD	N/A	3,703,219	3,821,286	[1,2,3]
Comvest Special Opportunities Fund, L.P.						USD	N/A	14,164,914	16,863,977	[1,2,3]
Contingency Capital EG Fund (US) LP						USD	N/A	23,980,100	23,742,511	[1,2,3]
Contingency Capital Fund I-A, LP						USD	N/A	50,612,017	64,435,004	[1,2,3]
Crestline PF Sentry Fund (US), LP						USD	N/A	6,095,955	6,078,429	[1,2,3]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	11,850,897	12,860,541	[1,2,3]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	44,838,680	50,937,001	[1,2,3]
Dawson Evergreen 1 LP						USD	288,182	300,000,000	326,319,568	[1,2,3]
Everberg Capital Partners II, L.P.						USD	N/A	11,332,734	12,155,392	[1,2,3]
EVP II LP						USD	N/A	20,173,893	28,553,251	[1,2,3]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	10,616,857	14,475,592	[1,2,3]
Felicitas Tactical Opportunities Fund, LP						USD	N/A	37,867,298	59,943,029	[1,2,3]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	13,481,382	15,959,226	[1,2,3]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	43,616,518	49,667,806	[1,2,3]
Hercules Private Global Venture Growth Fund I, L.P.						USD	N/A	150,420,541	158,257,181	[1,2,3]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	29,099,507	33,398,339	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	22,997,176	28,488,948	[1,2,3]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	21,376,122	22,354,367	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp						USD	N/A	6,189,596	10,264,210	[1,2,3]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	100,000,000	109,767,132	[1,2,3]
Linden Structured Capital Fund-A, LP						USD	N/A	18,960,115	26,131,987	[1,2,3]
Madison Realty Capital Debit Fund, IV LP						USD	N/A	14,173,657	20,428,500	[1,2,3]
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	22,417,675	25,597,731	[1,2,3]
North Wall Asset Backed Opportunities Feeder Fund I LP						EUR	N/A	52,077,500	52,087,147	[1,2,3,4]
NWEOF Feeder Fund II LP						EUR	N/A	24,063,042	27,549,355	[1,2,3,4]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	21,135,865	19,948,211	[1,2,3]
Pathlight Capital Evergreen Fund, LP						USD	N/A	32,654,601	30,923,571	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Pathlight Capital Fund II, LP						USD	N/A	$26,339,743	$26,919,005	[1,2,3]
Peachtree Credit Fund IV Q, L.P.						USD	1,500,000	15,000,000	15,000,000	[1,2,3]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	3,279,673	[1,2,3]
Pennybacker Real Estate Credit II, LP						USD	N/A	18,777,394	18,169,862	[1,2,3]
Pine Valley Capital Partners Evergreen Fund, LP						USD	N/A	14,644,401	14,860,772	[1,2,3]
Raven Asset-Based Credit Fund II LP						USD	N/A	11,931,270	14,222,962	[1,2,3]
Raven Evergreen Credit Fund II, LP						USD	N/A	44,250,871	56,681,176	[1,2,3]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	3,926,401	3,995,156	[1,2,3]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	32,200,401	29,348,736	[1,2,3]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	4,392,675	4,727,396	[1,2,3]
Sky Fund V Offshore, LP						USD	N/A	36,873,976	44,836,996	[1,2,3]
Sky Fund VI Offshore, LP						USD	N/A	20,293,891	21,212,778	[1,2,3]
Specialty Loan Institutional Fund 2016-L, L.P.						USD	N/A	2,152,692	3,823,063	[1,2,3]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,115,041	4,379,799	[1,2,3]
Symbiotic Capital Life Science Credit Fund, L.P.						USD	N/A	9,750,320	9,758,537	[1,2,3]
Thompson Rivers LLC						USD	N/A	1,333,796	460,049	[1,2,3]
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	30,401,096	31,126,048	[1,2,3]
Tinicum L.P.						USD	N/A	8,611,466	11,788,422	[1,2,3]
Tinicum Tax Exempt, L.P.						USD	N/A	5,351,734	6,807,508	[1,2,3]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	15,556,331	16,517,061	[1,2,3]
Vista Credit Partners Fund IV-B, L.P.						USD	N/A	470,914	470,914	[1,2,3]
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.						USD	N/A	71,001,751	69,662,954	[1,2,3]
VPC COV, L.P.						USD	N/A	1,000,000	1,189,000	[1,2,3]
VPC Legal Finance Fund, L.P.						USD	N/A	119,021,286	139,106,337	[1,2,3]
Waccamaw River LLC						USD	N/A	11,455,339	5,359,567	[1,2,3]
WhiteHawk Evergreen Fund, LP						USD	N/A	50,000,000	53,007,420	[1,2,3]
								2,407,439,379	2,684,940,259
Non-Listed Business Development Companies — 1.4%
Blue Owl Technology Finance Corp.						USD	683,646	10,332,953	11,935,107	[1,2,3]
Blue Owl Technology Finance Corp. II						USD	662,595	9,822,419	10,794,422	[1,2,3]
Franklin BSP Capital Corp						USD	110,635	1,684,852	1,607,357	[1,2,3]
Redwood Enhanced Income Corp.						USD	1,988,166	28,275,000	26,580,245	[1,2,3]
Stellus Private Credit BDC Feeder LP						USD	N/A	13,265,575	13,392,217	[1,2,3]
								63,380,799	64,309,348

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Collateralized Fund Obligations — 1.2%
Alp CFO 2024, L.P. Class C		12.88%			10/15/2036	USD	18,000,000	$18,000,000	$18,000,000	[1,6,8,13]
Archer 2023 Finance, LLC, Class B		12.66%, 4.00% PIK	SOFR	800	12/28/2035	USD	35,746,258	20,417,409	20,726,938	[1,5,6,11,12]
Dawson Rated Fund 6-R2 Class C		13.54%	SOFR	915	12/15/2034	USD	25,000,000	15,806,136	15,806,137	[1,6,11,12]
								54,223,545	54,533,075
Private Collateralized Loan Obligations — 2.3%
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P. Class C		13.59%			9/15/2038	USD	N/A	899,132	907,445	[1,6]
Guggenheim MM-C CLO		14.72%			7/25/2035	USD	N/A	90,202,500	104,189,457	[1,2,3,8,9]
								91,101,632	105,096,902
Private Equity — 0.0%
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	253,877	998,160	[1,6]
Stellus Private BDC Advisor, LLC						USD	N/A	—	886,739	[1,6]
								253,877	1,884,899
Special Purpose Vehicle for Asset Based Finance — 1.4%
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)						USD	N/A	5,242,498	4,532,826	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)						USD	N/A	20,108,879	20,638,408	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)						USD	N/A	10,250,000	10,649,786	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Gnocchi Series 2 Interests)						USD	N/A	30,679,130	26,456,555	[1,2,3]
Magenta Asset Co-Invest L.P.						USD	N/A	2,306,556	2,478,561	[1,2,3]
								68,587,063	64,756,136
Special Purpose Vehicle for Common and Preferred Equity — 1.9%
Boost Co-Invest LP						USD	N/A	6,770,389	8,061,003	[1,2,3]
Felicitas Diner Offshore, LP						USD	N/A	2,827,895	3,392,965	[1,2,3]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	42,079,317	53,831,680	[1,2,3]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	14,203,288	19,778,897	[1,2,3]
								65,880,889	85,064,545
Special Purpose Vehicle for Common Equity — 0.9%
KWOL Co-Invest, LP						USD	N/A	2,500,000	2,500,000	[1,2,3]
Magenta Co-Invest L.P.						USD	N/A	5,667,933	5,883,316	[1,2,3]
Marilyn Co-Invest, L.P.						USD	N/A	23,863,578	32,287,627	[1,2,3]
								32,031,511	40,670,943

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Preferred Equity — 1.8%
CCOF Alera Aggregator, L.P.						USD	N/A	$4,856,250	$6,299,031	[1,2,3]
CCOF Sierra II, L.P.						USD	N/A	2,958,506	4,025,334	[1,2,3]
Chilly HP SCF Investor, LP						USD	N/A	2,970,297	3,777,016	[1,2,3]
CL Oliver Co-Invest I, L.P.						USD	N/A	10,049,000	11,420,079	[1,2,3]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	6,473,263	9,578,311	[1,2,3]
KINO Co-Invest Holdings, L.P.						USD	1,500	14,550,000	15,062,319	[1,6]
LuminArx Valence Co-Invest Offshore Fund LP						USD	N/A	9,936,909	10,022,666	[1,2,3]
Minerva Co-Invest, L.P.						USD	N/A	11,406,208	14,711,928	[1,2,3]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	1,380,844	1,726,786	[1,2,3]
VCSF Co-Invest 1-A, L.P.						USD	N/A	4,991,748	6,184,978	[1,2,3]
								69,573,025	82,808,448
Special Purpose Vehicle for Real Estate Loans — 3.0%
BP Holdings Cardinal LLC						USD	N/A	44,461,343	45,136,934	[1,6,10]
BP Holdings Maize LLC						USD	N/A	39,712,820	42,049,441	[1,6,10]
BP Holdings RHO LLC						USD	N/A	9,989,650	12,430,953	[1,6,10]
BP Holdings Tau, LLC						USD	N/A	3,400,294	3,364,245	[1,6,10]
BP Holdings Zeta LP - Class A						USD	N/A	8,609,327	9,421,298	[1,6,10]
BP Holdings Zeta LP - Class B						USD	N/A	1,410,673	1,531,884	[1,6,10]
PG Lending Fund I, LP						USD	N/A	5,133,497	5,133,497	[1,2,3]
SB DOF Speedway, LLC						USD	N/A	8,010,963	9,748,540	[1,6]
Sculptor Real Estate Science Park Fund, LP						USD	N/A	6,617,754	6,827,449	[1,2,3]
								127,346,321	135,644,241
Special Purpose Vehicle for Senior Secured Loans — 5.0%
17Capital Co-Invest (B) SCSp						EUR	N/A	5,462,221	5,442,020	[1,2,3,4]
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	2,275,124	2,699,465	[1,2,3]
Crestline Nevermore Holdco, L.P.						USD	N/A	9,576,474	9,679,745	[1,2,3]
CW Credit Opportunity 2 LP						USD	N/A	19,924,753	20,538,382	[1,2,3]
Gramercy PG Holdings II, LP						USD	N/A	21,250,000	22,263,546	[1,2,3]
Gramercy PG Holdings, LP (Common Interests)						USD	N/A	9,877,594	12,918,488	[1,2,3]
Gramercy PG Holdings, LP (Preferred Interests)						USD	N/A	5,450,422	5,920,376	[1,2,3]
SC Life Science Credit Parallel Fund A, L.P.						USD	N/A	112,378,684	112,227,776	[1,2,3]
Silver Point Select Overflow Fund, L.P.						USD	N/A	31,000,000	31,014,000	[1,2,3]
Symbiotic Capital EB Fund, L.P.						USD	N/A	3,977,217	4,505,426	[1,2,3]
								221,172,489	227,209,224
Special Purpose Vehicle for Subordinated Debt — 0.2%
CCOF III Nexus Co-Invest Aggregator, L.P.						USD	N/A	4,901,836	5,572,429	[1,2,3]
Milano Co-Invest, L.P.						USD	N/A	3,990,705	3,908,195	[1,2,3]
								8,892,541	9,480,624
Total Private Investment Vehicles								3,209,883,071	3,556,398,644

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans — 18.8%
Business Services — 0.1%
Crete PA Holdco, LLC	Delayed Draw	1.00%			11/26/2030	USD	$4,423,256	$(65,816)	$(66,349)[1,6,7]
Crete PA Holdco, LLC	Revolver	0.50%			11/26/2030	USD	663,488	(9,791)	(9,952)[1,6,7]
Crete PA Holdco, LLC	First Lien Term Loan	9.52%	SOFR	500	11/26/2030	USD	4,423,256	4,357,692	4,356,907	[1,6,11]
								4,282,085	4,280,606
Communications — 0.6%
Beasley Mezzanine Holdings LLC	First Lien Term Loan	11.00%			8/1/2028	USD	30,485,000	29,649,204	29,598,000	[1,6]

Consumer Discretionary — 1.2%
Allen Media, LLC	Revolver	12.09%	SOFR	775	9/23/2027	USD	20,000,000	15,284,389	15,281,936	[1,6,10,11,12]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.86%	SOFR	850	4/7/2030	USD	3,000,000	2,956,157	2,985,000	[1,6,10,11]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.46%	SOFR	810	4/7/2028	USD	4,937,500	4,791,735	4,911,670	[1,6,11]
Keller Postman, LLC	First Lien Term Loan	16.49% PIK	SOFR	1200	9/15/2028	USD	14,159,263	14,038,051	14,329,174	[1,5,6,11]
NKD Group GmbH	First Lien Term Loan	10.68%	EURIBOR	800	3/23/2026	EUR	1,730,769	1,807,896	1,792,800	[1,4,6,11]
Penney Borrower LLC	First Lien Term Loan	10.94%	SOFR	660	12/16/2026	USD	3,911,765	3,888,897	3,870,808	[1,6,10,11]
Stonegate Pub Company Bidco Holdings	Second Lien Term Loan	14.67%	SONIA	937	10/31/2029	GBP	10,000,000	12,286,457	12,424,888	[1,4,6,11]
Vacation Rental Brands, LLC	Delayed Draw	1.00%			9/6/2031	USD	21,946,000	(217,923)	(219,460)[1,6,7]
								54,835,659	55,376,816
Consumer Staples — 0.4%
Baxters North America Holdings, Inc.	First Lien Term Loan	11.76%	SOFR	725	5/31/2028	USD	6,391,762	6,273,066	6,225,873	[1,6,11]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.01%	SOFR	950	10/26/2028	USD	12,518,249	12,218,910	12,381,330	[1,6,11]
								18,491,976	18,607,203
Energy — 0.3%
Knight Energy Services LLC	First Lien Term Loan	12.05%	SOFR	750	6/1/2028	USD	1,270,092	1,254,058	1,270,092	[1,6,11]
Wellbore Integrity Solutions LLC	First Lien Term Loan	12.33%	SOFR	800	12/31/2025	USD	12,774,788	12,710,914	12,774,788	[1,6,10,11]
								13,964,972	14,044,880
Financials — 1.2%
Clearco SPV V US LP	First Lien Term Loan	15.67%	SOFR	1100	4/3/2027	USD	15,000,000	14,871,127	15,000,000	[1,6,11]
Foundation Risk Partners, Corp.	Delayed Draw	9.58%	SOFR	525	10/29/2028	USD	1,258,636	1,217,941	1,258,636	[1,6,11]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.58%	SOFR	525	10/29/2028	USD	2,693,182	2,619,376	2,693,182	[1,6,11]
Kensington Private Equity Fund	Delayed Draw	3.00%, 13.83% PIK			3/27/2026	USD	13,170,000	12,989,097	13,020,450	[1,5,6,10,11]
Kensington Private Equity Fund	Second Lien Term Loan	3.00%, 13.83% PIK			3/27/2026	USD	3,200,000	3,177,745	3,200,000	[1,5,6,10,11]
LP-PWP Credit Card ABS, LLC	Revolver	1.00%			6/1/2028	USD	2,054,902	—	—	[1,6,7]
LP-PWP Credit Card ABS, LLC	First Lien Term Loan	12.29%	SOFR	774	6/1/2028	USD	15,029,507	15,685,348	15,726,921	[1,6,11]
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.59%			5/10/2031	USD	809,927	809,927	809,927	[1,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	13.00% PIK			5/26/2033	USD	5,505,215	5,167,010	5,394,460	[1,5,6,12]
								56,537,571	57,103,576

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Health Care — 4.4%
Aerin Medical Inc.	First Lien Term Loan	11.60%	SOFR	725	12/20/2030	USD	$60,000,000	$59,402,185	$59,400,000	[1,6,11]
Aerin Medical Inc.	Delayed Draw	0.50%			12/20/2030	USD	30,000,000	(299,190)	(300,000)[1,6,7]
Alcami Corporation	Delayed Draw	11.55%	SOFR	700	12/21/2028	USD	275,913	267,108	279,417	[1,6,11]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	508,806	71,233	89,041	[1,6,12]
Alcami Corporation	First Lien Term Loan	11.66%	SOFR	715	12/21/2028	USD	3,749,266	3,651,395	3,796,882	[1,6,11]
Arcadia Solutions, Inc.	Delayed Draw	13.60%	SOFR	925	3/8/2028	USD	5,600,000	984,478	984,478	[1,6,11,12]
Arcadia Solutions, Inc.	First Lien Term Loan	13.57%	SOFR	925	3/8/2028	USD	30,784,238	30,784,238	30,784,238	[1,6,11]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	3,448,276	(79,565)	—	[1,6,7]
Artivion, Inc.	First Lien Term Loan	11.13%	SOFR	650	1/18/2030	USD	6,551,724	6,406,533	6,551,724	[1,6,11]
Bausch Receivables Funding LP	Revolver	11.32%	SOFR	665	1/28/2028	USD	8,000,000	3,855,205	3,998,993	[1,6,10,11,12]
Confluent Health, LLC	First Lien Term Loan	11.86%	SOFR	750	11/30/2028	USD	2,814,145	2,660,114	2,764,490	[1,6,11]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	442,623	(9,867)	(1,341)[1,6,7]
Exactcare Parent, Inc.	First Lien Term Loan	10.03%	SOFR	550	11/3/2029	USD	4,037,090	3,932,044	4,024,862	[1,6,11]
Helium Acquirer Corporation	Delayed Draw	11.42%	SOFR	700	1/5/2029	USD	1,740,483	1,698,260	1,732,772	[1,6,11]
Helium Acquirer Corporation	Revolver	11.42%	SOFR	700	1/5/2029	USD	293,190	87,957	86,658	[1,6,11,12]
Helium Acquirer Corporation	First Lien Term Loan	11.42%	SOFR	700	1/5/2029	USD	1,900,735	1,858,150	1,892,314	[1,6,11]
Helium Acquirer Corporation	First Lien Term Loan	10.92%	SOFR	660	1/5/2029	USD	256,717	249,778	250,080	[1,6,11]
Honor Technology, Inc.	First Lien Term Loan	9.59%, 2.50% PIK	SOFR	550	5/30/2029	USD	15,129,380	15,021,232	14,917,568	[1,5,6,10,11]
KWOL Acquisition, Inc.	Revolver	0.50%			12/12/2029	USD	448,296	(9,312)	(17,469)[1,6,7]
KWOL Acquisition, Inc.	First Lien Term Loan	10.53%	SOFR	625	12/12/2029	USD	3,285,195	3,213,653	3,272,284	[1,6,11]
Nader Upside 2 Sarl	First Lien Term Loan	12.93% PIK	EURIBOR		3/13/2028	EUR	5,033,904	5,364,310	5,062,169	[1,4,5,6,11]
Orthodontic Partners, LLC	Delayed Draw	11.24%	SOFR	650	10/12/2027	USD	3,516,045	3,461,564	3,551,206	[1,6,11]
Orthodontic Partners, LLC	First Lien Term Loan	10.96%	SOFR	650	10/12/2027	USD	2,387,879	2,355,843	2,411,758	[1,6,11]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.77%	SOFR	543	12/21/2029	USD	6,458,333	6,375,527	6,368,299	[1,6,10,11]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.34%	SOFR	900	12/21/2029	USD	2,083,333	2,056,234	2,054,290	[1,6,10,11]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	227,926	(5,709)	—	[1,6,7]
TerSera Therapeutics, LLC	First Lien Term Loan	10.11%	SOFR	575	4/4/2029	USD	2,744,353	2,680,488	2,771,797	[1,6,11]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	595,000	(8,922)	(5,658)[1,6,7]
United Digestive MSO Parent, LLC	Revolver	10.14%	SOFR	575	3/30/2029	USD	275,188	33,180	34,570	[1,6,11,12]
United Digestive MSO Parent, LLC	First Lien Term Loan	10.08%	SOFR	575	3/30/2029	USD	2,226,100	2,168,439	2,204,930	[1,6,11]
Vardiman Black Holdings, LLC	First Lien Term Loan	5.00% , 6.65% PIK			3/18/2027	USD	3,843,559	3,793,508	3,843,559	[1,5,6,11]
Vardiman Black Holdings, LLC	Delayed Draw	5.00% , 6.65% PIK			3/29/2026	USD	438,127	372,126	380,361	[1,5,6,11,12]
Vardiman Black Holdings, LLC	Delayed Draw	5.00% , 6.65% PIK			3/29/2026	USD	17,659	17,328	17,659	[1,5,6,11]
Webster Equity Partners	Delayed Draw	8.09% , 7.35% PIK	SOFR	350	5/7/2034	USD	25,611,390	20,573,223	20,305,482	[1,5,6,11,12]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Whitehawk Healthcare	First Lien Term Loan	15.55%	SOFR	1100	12/31/2027	USD	$3,776,183	$3,728,065	$3,776,183	[1,6,10,11]
Whitehawk Healthcare	Delayed Draw	14.33%	SOFR	1000	1/31/2025	USD	7,499,548	7,499,548	7,499,548	[1,6,10,11]
Xeris Pharmaceuticals, Inc.	Delayed Draw	11.28%	SOFR	695	3/5/2029	USD	1,666,667	1,576,561	1,640,095	[1,6,10,11]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	11.28%	SOFR	695	3/5/2029	USD	3,333,333	3,306,186	3,280,190	[1,6,10,11]
								199,093,128	199,703,429
Industrials — 3.0%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK			10/24/2028	USD	2,280,050	2,145,253	2,173,471	[1,5,6,12]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK			10/24/2029	USD	1,108,773	1,043,225	1,056,945	[1,5,6,12]
California Municipal Finance Authority	Delayed Draw	12.25%			12/2/2034	USD	10,000,000	3,976,499	3,994,667	[1,6,12]
California Municipal Finance Authority	Delayed Draw	12.25%			12/2/2034	USD	10,000,000	3,909,850	3,928,000	[1,6,12]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	468,750	(10,745)	(6,749)[1,6,7]
Cobham Holdings, Inc.	First Lien Term Loan	9.49%	SOFR	500	1/9/2030	USD	4,463,281	4,357,659	4,399,018	[1,6,11]
DMT Solutions Global Corporation	First Lien Term Loan	12.43%	SOFR	800	8/30/2027	USD	7,394,118	7,233,479	7,252,965	[1,6,11]
FB FLL Aviation LLC	First Lien Term Loan	11.55%	SOFR	700	7/19/2028	USD	12,600,000	10,560,891	10,800,000	[1,6,11,12]
Fenix Topco, LLC	First Lien Term Loan	10.83%	SOFR	650	3/28/2029	USD	2,733,682	2,674,861	2,665,469	[1,6,11]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	1,062,537	(24,542)	(26,513)[1,6,7]
Fenix Topco, LLC	Delayed Draw	10.83%	SOFR	650	3/28/2029	USD	163,939	160,309	159,848	[1,6,11]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.46%	ARR CSA	700	3/31/2030	USD	5,675,461	5,557,097	5,703,838	[1,6,11]
iCIMS, Inc.	First Lien Term Loan	10.88%	SOFR	625	8/18/2028	USD	7,000,000	6,913,974	6,954,971	[1,6,11]
Nordic Ferry Infrastructure AS	First Lien Term Loan	7.91%	EURIBOR	500	11/4/2031	EUR	16,666,667	17,169,196	16,918,721	[1,4,6,11]
Nordic Ferry Infrastructure AS	First Lien Term Loan	9.70%	NIBOR	500	11/4/2031	NOK	197,975,000	17,574,942	17,043,722	[1,4,6,11]
P20 Parent, Inc.	First Lien Term Loan	11.83%	SOFR	750	7/12/2028	USD	4,900,000	4,833,408	4,854,255	[1,6,11]
Panda Acquisition LLC	First Lien Term Loan	12.93%	SOFR	760	10/18/2028	USD	3,921,765	3,347,544	3,573,036	[1,6,11]
Penn TRGRP Holdings	Revolver	0.50%			9/29/2030	USD	769,167	(14,276)	(10,723)[1,6,7]
Penn TRGRP Holdings	First Lien Term Loan	6.08%, 6.00% PIK	SOFR	175	9/29/2030	USD	5,312,920	5,224,352	5,238,854	[1,5,6,11]
Starlight Inventory I, LLC	First Lien Term Loan	14.25%	SOFR	1000	3/28/2026	USD	15,000,000	15,073,661	15,000,000	[1,6,10,11]
TecoStar Holdings, Inc.	First Lien Term Loan	8.29% , 4.50% PIK	SOFR	400	7/7/2029	USD	6,051,249	5,933,180	5,973,858	[1,5,6,11]
The Arcticom Group, LLC	Delayed Draw	7.86% , 4.00% PIK	SOFR	350	12/22/2027	USD	4,146,507	4,040,029	4,146,507	[1,5,6,11]
The Arcticom Group, LLC	First Lien Term Loan	7.86% , 4.50% PIK	SOFR	350	12/22/2027	USD	657,533	643,999	657,533	[1,5,6,11]
The Arcticom Group, LLC	Delayed Draw	1.00%			12/22/2027	USD	265,590	(3,505)	—	[1,6,7]
The Arcticom Group, LLC	First Lien Term Loan	7.86% , 4.00% PIK	SOFR	350	12/22/2027	USD	958,752	945,974	958,752	[1,5,6,11]
West Side Holdco LLC	First Lien Term Loan	13.55%	SOFR	900	8/2/2027	USD	12,990,238	12,872,164	12,795,384	[1,6,10,11]
								136,138,478	136,205,829

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Materials — 0.2%
SintecMedia NYC, Inc.	Revolver	11.35%	SOFR	700	6/21/2029	USD	$423,729	$260,122	$249,607	[1,6,11,12]
SintecMedia NYC, Inc.	First Lien Term Loan	11.34%	SOFR	700	6/21/2029	USD	4,530,508	4,420,077	4,311,451	[1,6,11]
Sunland Asphalt & Construction, LLC	Delayed Draw	10.96%	SOFR	650	6/16/2028	USD	742,188	718,293	742,188	[1,6,11]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	10.96%	SOFR	660	6/16/2028	USD	1,761,932	1,722,202	1,797,170	[1,6,11]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.58%	SOFR	525	12/28/2029	USD	2,247,031	2,193,794	2,247,031	[1,6,11]
SureWerx Purchaser III, Inc.	Revolver	9.58%	SOFR	525	12/28/2028	USD	232,500	165,000	165,000	[1,6,11,12]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	468,750	(7,741)	—	[1,6,7]
								9,471,747	9,512,447
Real Estate — 1.2%
Poinciana LLC	Delayed Draw	12.00%			5/1/2026	USD	4,737,905	4,626,834	4,607,408	[1,6,12]
VB LPE, LLC	Delayed Draw	10.14%	SOFR	575	12/20/2031	USD	51,666,667	48,912,789	48,911,111	[1,6,11,12]
								53,539,623	53,518,519
Technology — 5.5%
Afiniti, Inc.	First Lien Term Loan	8.33% , 3.50% PIK	SOFR	400	12/3/2031	USD	1,102,687	1,101,582	1,101,506	[1,5,6,10]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	1,390,585	1,389,193	1,389,096	[1,5,6,10]
Alteryx	Revolver	0.50%			3/19/2031	USD	103,333	(1,380)	—	[1,6,7]
Alteryx	First Lien Term Loan	10.86%	SOFR	650	3/19/2031	USD	284,167	280,228	284,167	[1,6,11]
Alteryx	Delayed Draw	10.86%	SOFR	650	3/19/2031	USD	413,333	407,578	413,333	[1,6,11]
Alteryx	Delayed Draw	11.01%	SOFR	650	3/19/2031	USD	232,500	229,213	232,500	[1,6,11]
Ark Data Centers, LLC	Delayed Draw	1.00%			11/27/2030	USD	6,890,333	(136,732)	(137,807)[1,6,7]
Ark Data Centers, LLC	Revolver	0.50%			11/27/2030	USD	2,067,100	(40,691)	(41,342)[1,6,7]
Ark Data Centers, LLC	First Lien Term Loan	9.08%	SOFR	475	11/27/2030	USD	11,713,567	11,482,025	11,479,295	[1,6,11]
ASG II, LLC	Delayed Draw	10.99%	SOFR	640	5/25/2028	USD	391,304	385,088	391,304	[1,6,11]
ASG II, LLC	First Lien Term Loan	10.99%	SOFR	625	5/25/2028	USD	2,608,696	2,574,525	2,608,696	[1,6,11]
Avalara, Inc.	Revolver	0.50%			10/19/2028	USD	272,727	422	(3,356)[1,6,7]
Avalara, Inc.	First Lien Term Loan	10.58%	SOFR	625	10/19/2028	USD	2,727,273	2,678,713	2,693,708	[1,6,11]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	673,077	(15,284)	(10,096)[1,6,7]
Bluefin Holding, LLC	First Lien Term Loan	10.64%	SOFR	625	9/12/2029	USD	6,826,923	6,684,411	6,724,519	[1,6,11]
Bluefin Holding, LLC	First Lien Term Loan	10.64%	SOFR	625	12/17/2030	USD	1,153,846	1,136,622	1,136,538	[1,6,11]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	400,000	(10,588)	(5,789)[1,6,7]
Bluesight, Inc.	First Lien Term Loan	10.57%	SOFR	625	7/17/2029	USD	4,600,000	4,486,426	4,533,430	[1,6,11]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2030	USD	385,633	(4,089)	(3,098)[1,6,7]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	295,276	(6,077)	(2,372)[1,6,7]
Coupa Holdings, LLC	First Lien Term Loan	10.09%	SOFR	550	2/27/2030	USD	4,308,294	4,208,675	4,273,679	[1,6,11]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	870,417	(18,277)	(21,182)[1,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Crewline Buyer, Inc.	First Lien Term Loan	11.11%	SOFR	675	11/8/2030	USD	$8,355,999	$8,170,431	$8,152,648	[1,6,11]
Crewline Buyer, Inc.	First Lien Term Loan	11.11%	SOFR	675	11/8/2030	USD	285,714	278,709	278,761	[1,6,11]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	113,619	(2,366)	(2,180)[1,6,7]
Disco Parent, LLC	First Lien Term Loan	12.01%	SOFR	750	3/30/2029	USD	1,136,195	1,113,883	1,114,391	[1,6,11]
Disco Parent, LLC	First Lien Term Loan	12.01%	SOFR	750	3/30/2029	USD	193,329	189,611	189,619	[1,6,11]
Evergreen Services Group II	First Lien Term Loan	13.75% PIK			4/5/2031	USD	10,252,694	9,779,429	9,687,700	[1,5,6,12]
Evergreen Services Group II	Delayed Draw	13.75% PIK			6/15/2029	USD	5,630,003	5,388,124	5,334,302	[1,5,6,12]
Finastra USA, Inc.	First Lien Term Loan	11.65%	SOFR	725	9/13/2029	USD	204,395	200,947	204,395	[1,6,11]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	936,090	(17,014)	—	[1,6,7]
Finastra USA, Inc.	First Lien Term Loan	11.65%	SOFR	725	9/13/2029	USD	8,751,835	8,603,758	8,751,835	[1,6,11]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	89,778	(2,213)	—	[1,6,7]
Fullsteam Operations LLC	First Lien Term Loan	12.91%	SOFR	840	11/27/2029	USD	1,604,778	1,562,630	1,620,826	[1,6,11]
Fullsteam Operations LLC	Delayed Draw	12.91%	SOFR	840	11/27/2029	USD	724,318	705,029	731,560	[1,6,11]
Fullsteam Operations LLC	Delayed Draw	12.71%	SOFR	835	11/27/2029	USD	5,127	4,988	5,178	[1,6,11]
Fullsteam Operations LLC	Delayed Draw	11.65%	SOFR	715	11/27/2029	USD	1,122,223	131,167	130,852	[1,6,11,12]
Fullsteam Operations LLC	Delayed Draw	1.00%			11/27/2029	USD	673,333	(9,947)	(9,552)[1,6,7]
Infinite Bidco LLC	First Lien Term Loan	11.03%	SOFR	625	3/2/2028	USD	4,912,500	4,808,819	4,912,500	[1,6,11]
Ion Finance Holdings	Delayed Draw	10.85%	EURIBOR	750	9/30/2031	EUR	757,161	790,035	784,298	[1,4,6,11]
Ion Finance Holdings	First Lien Term Loan	10.85%	EURIBOR	750	9/30/2031	EUR	7,042,839	7,348,618	7,295,255	[1,4,6,11]
Mercury Bidco LLC	First Lien Term Loan	10.25%	SOFR	575	5/31/2030	USD	4,546,004	4,478,602	4,505,981	[1,6,11]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	408,163	(8,878)	(3,549)[1,6,7]
Mews Systems B.V.	First Lien Term Loan	13.36%	SOFR	900	9/16/2029	USD	11,904,762	11,904,762	11,904,762	[1,6,11]
Mews Systems B.V.	Delayed Draw	13.36%	SOFR	900	9/16/2029	USD	13,690,477	12,324,453	12,324,453	[1,6,11,12]
MGT Merger Target, LLC	Delayed Draw	11.26%	SOFR	650	4/10/2029	USD	223,598	222,480	225,834	[1,6,11]
MGT Merger Target, LLC	Revolver	14.00%	PRIME	650	4/10/2028	USD	496,552	186,207	186,207	[1,6,11,12]
MGT Merger Target, LLC	First Lien Term Loan	10.96%	SOFR	660	4/10/2029	USD	3,945,460	3,862,835	3,984,914	[1,6,11]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	533,334	(12,479)	(8,636)[1,6,7]
MIS Acquisition, LLC	First Lien Term Loan	11.27%	SOFR	675	11/17/2028	USD	7,410,666	7,226,585	7,280,352	[1,6,11]
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	592,667	(13,631)	(9,772)[1,6,7]
Oranje Holdco, Inc.	First Lien Term Loan	12.32%	SOFR	775	2/1/2029	USD	4,741,333	4,638,140	4,663,157	[1,6,11]
Oranje Holdco, Inc.	First Lien Term Loan	11.82%	SOFR	725	6/27/2030	USD	1,986,710	1,949,297	1,953,249	[1,6,11]
Payrange LLC	Revolver	0.50%			10/31/2030	USD	1,827,000	(18,152)	(18,270)[1,6,7]
Payrange LLC	First Lien Term Loan	9.61%	SOFR	525	10/31/2030	USD	6,848,000	6,779,850	6,779,520	[1,6,10,11]
PracticeTek Purchaser LLC	Delayed Draw	10.11%	SOFR	575	8/30/2029	USD	1,935,045	65,978	88,799	[1,6,11,12]
PracticeTek Purchaser LLC	First Lien Term Loan	10.11%	SOFR	575	8/30/2029	USD	6,288,886	6,158,096	6,288,885	[1,6,10,11]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK			8/30/2029	USD	1,993,592	1,879,950	1,923,285	[1,5,6,10,12]
SMR Holdings, LLC	Revolver	0.50%			12/23/2029	USD	2,250,000	(33,586)	(33,750)[1,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
SMR Holdings, LLC	First Lien Term Loan	10.09%	SOFR	575	12/23/2029	USD	$34,000,000	$33,491,922	$33,490,000	[1,6,11]
Trintech, Inc.	Revolver	9.86%	SOFR	550	7/25/2029	USD	595,752	154,379	154,991	[1,6,11,12]
Trintech, Inc.	First Lien Term Loan	9.86%	SOFR	550	7/25/2029	USD	7,666,495	7,477,897	7,470,591	[1,6,11]
User Zoom Technologies, Inc	First Lien Term Loan	12.10%	SOFR	750	4/5/2029	USD	5,000,000	4,883,977	5,000,000	[1,6,11]
VDC Powerup PTE LTD	First Lien Term Loan	10.21%	SOFR	575	5/20/2028	USD	33,333,333	32,678,818	32,666,667	[1,6,11]
Xactly Corporation	First Lien Term Loan	10.86%	SOFR	625	2/3/2031	USD	6,000,000	5,894,495	6,000,000	[1,6,11]
Zinnia Corporate Holdings, LLC	Delayed Draw	0.50%			9/23/2029	USD	2,352,941	—	—	[1,6,7]
Zinnia Corporate Holdings, LLC	First Lien Term Loan	12.34%	SOFR	800	9/23/2029	USD	17,647,059	17,307,884	17,294,118	[1,6,11]
								249,336,102	250,330,905
Utilities — 0.7%
Silfab Inc.	Delayed Draw	10.99%	SOFR	650	11/18/2028	USD	40,000,000	31,024,278	31,000,000	[1,6,11,12]
								31,024,278	31,000,000
Total Senior Secured Loans								856,364,823	859,282,210

Collateralized Loan Obligations — 1.6%
ABPCI Direct Lending Fund CLO XII Ltd.		14.28%	SOFR	968	4/29/2035	USD	7,500,000	7,217,158	7,580,624	[1,8,11,13]
ABPCI Direct Lending Fund CLO XV, Ltd.		13.19%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,032,496	[1,6,8,11,13]
ABPCI Direct Lending Fund CLO XV, Ltd.		10.99%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,252,278	[1,6,8,11,13]
Barings Middle Market CLO 2023-II Ltd.		13.29%	SOFR	867	1/20/2032	USD	8,450,000	8,365,500	8,453,232	[1,6,8,11,13]
Barings Middle Market CLO Ltd. 2017-I		13.54%	SOFR	892	1/20/2034	USD	2,071,807	2,030,371	2,087,698	[1,8,11,13]
Barings Middle Market CLO Ltd. 2017-I		28.00%			1/20/2034	USD	2,905,983	2,494,580	1,605,951	*,1,6,8,9,13
Deerpath Capital CLO 2020-1 Ltd.		11.04%	SOFR	639	4/17/2034	USD	3,250,000	3,185,000	3,308,424	[1,6,8,11,13]
Golub Capital Partners CLO		10.52%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,174,992	[1,6,8,11,13]
HPS Private Credit CLO 2023-1 LLC		14.51%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,588,585	[1,6,8,11,13]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.15%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,537,130	[1,6,8,11,13]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.03%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,563,757	[1,6,8,11,13]
TCP Whitney CLO Ltd.		12.94%	SOFR	842	8/20/2033	USD	2,500,000	2,450,000	2,509,773	[1,8,11,13]
Total Collateralized Loan Obligations								69,879,459	70,694,940

Preferred Stocks — 1.3%
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)						USD	40,919	135,094	139,534	[1,6]

Financials — 0.6%
Accelerant Holdings, Class C		12.50% PIK				USD	5,001	9,239,999	9,240,014	[1,5,6]
Accelerant Holdings, Class C-1		12.50% PIK				USD	2,955	5,460,001	5,460,008	[1,5,6]
GTCR Everest TopCo, Inc. - Equity (Series A Preferred Stock)		13.25% PIK				USD	15,000	14,625,000	14,625,000	[1,5,6]
								29,325,000	29,325,022

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Health Care — 0.1%
nThrive, Inc., Series A-2 Preferred		11.00% PIK				USD	3,260	$3,162,200	$2,092,920	[1,5,6]
Propharma, LLC		13.00% PIK				USD	2,500	2,425,000	2,500,000	[1,5,6,14]
Vardiman Black Holdings, LLC						USD	1,765,938	515,371	515,363	[1,6]
								6,102,571	5,108,283
Industrials — 0.3%
Atomic Blocker LLC - Class A3 Preferred Equity		14.66% PIK				USD	132	132,125	132,125	[1,5,6]
Atomic Transport, LLC		8.50% PIK				USD	2,500	1,782,701	2,467,125	[1,5,6,15]
Atomic Transport, LLC		14.60% PIK				USD	875	857,500	875,000	[1,5,6,15]
FSG Acquisition, LLC - Senior Preferred		12.25% PIK				USD	3,750,000	3,656,250	3,749,644	[1,5,6]
Pollen, Inc. Series H1 Preferred		8.36% PIK				USD	108,305	3,359,435	4,067,394	[1,5,6]
Pollen, Inc. Series H2 Preferred		7.53% PIK				USD	64,983	1,856,902	2,033,643	[1,5,6]
								11,644,913	13,324,931
Technology — 0.3%
GS Holder, Inc. Preferred		17.35% PIK				USD	5,000	4,850,000	5,000,000	[1,5,6]
Mandolin Technology Holdings, Inc. - Series A Preferred		10.50% PIK				USD	3,500	3,395,000	3,477,565	[1,5,6]
Riskonnect Parent, LLC - Series B Preferred		15.71% PIK				USD	3,000	2,940,000	3,000,000	[1,5,6]
Riskonnect Parent, LLC - Series C Preferred		13.75% PIK				USD	1,071	1,050,000	1,071,429	[1,5,6]
								12,235,000	12,548,994
Total Preferred Stocks								59,442,578	60,446,764

Common Stocks — 0.2%
Financials — 0.0%
Barings BDC, Inc.						USD	119,607	1,221,988	1,144,639	[1]

Health Care — 0.1%
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,816	6,135,418	[1,6]
Vardiman Black Holdings, LLC						USD	3,639,628	—	—	[1,6]
								3,992,816	6,135,418
Industrials — 0.1%
Atomic Transport, LLC						USD	2,188	654,496	3,047,856	[1,6,15]
Total Common Stocks								5,869,300	10,327,913

Subordinated Debt — 0.2%
Financials — 0.0%
OTR Midco, LLC		12.00%			5/13/2026	USD	2,000,000	2,000,000	2,000,000	[1,6]
Materials — 0.1%
Comar Holding Company, LLC		12.50% PIK			6/18/2026	USD	2,071,354	2,071,354	2,071,354	[1,5,6]
Real Estate — 0.1%
D Koval Mezz, LLC		13.00%			5/6/2028	USD	4,954,330	4,954,330	4,954,330	[1,6]
Total Subordinated Debt								9,025,684	9,025,684

Warrants — 0.0%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	N/A	—	7,849	[1,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value
Financials — 0.0%
CTF Clear Finance Technology Corp
Exercise Price: $0.01
Expiration Date: 10/3/2035						USD	25,228,521	**	$—	$—	[1,6]
Health Care — 0.0%
Honor Technology, Inc.
Exercise Price: $3.16
Expiration Date: 5/28/2034						USD	296,546	**	—	—	[1,6,10]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	43,860	**	—	103,361	[1,6]
									—	103,361
Total Warrants									—	111,210

Short-Term Investments — 5.5%
State Street Institutional U.S. Government Money Market Fund		4.33%				USD	252,022,966		252,022,967	252,022,967	[1,16]
Total Short-Term Investments									252,022,967	252,022,967
Total Investments — 105.4%									4,462,487,882	4,818,310,332
Liabilities Less Other Assets — (5.4)%										(246,597,447)
Net Assets — 100.0%										$4,571,712,885

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BDC – Business Development Company

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

NIBOR – Norwegian Interbank Offered Rate

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

US – United States

USD – United States Dollar

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security

[1]	As of December 31, 2024 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $4,818,310,332 as of December 31, 2024. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Schedule of Investments for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	These securities are restricted, the total value of these securities is $3,360,327,611, which represents 73.5% of total net assets of the Fund.
[4]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[5]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[6]	Value was determined using significant unobservable inputs.
[7]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[8]	Callable.
[9]	Variable rate security. Rate shown is the rate in effect as of period end.
[10]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[11]	Floating rate security. Rate shown is the rate effective as of period end.
[12]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[13]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $88,694,940, which represents 1.9% of total net assets of the Fund.
[14]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[15]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[16]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2024 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$5,462,221
AG Asset Based Credit Fund L.P.	9/13/2023	94,600,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	5,623,512
Ares Commercial Finance, LP	6/30/2021	53,841,899
Ares Pathfinder Fund II (Offshore), LP	8/31/2023	2,772,087
Ares Priority Loan Co-Invest LP	1/25/2023	32,380,000
Ares Private Credit Solutions (Cayman), L.P.	12/29/2022	12,892,276
Ares Special Opportunities Fund II (Offshore), LP	11/7/2022	20,223,718
Ares Special Opportunities Fund (Offshore), LP	12/29/2023	5,106,224
Atalaya A4 (Cayman), LP	8/2/2021	32,610,328
Atalaya Asset Income Fund Evergreen, LP	2/28/2022	7,684,728
Banner Ridge DSCO Fund I, LP	6/30/2023	14,087,315
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	19,457,711
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	4,199,262
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	85,128,072
Barings Capital Solutions Perpetual Fund (CA), LP	12/12/2024	34,756,098
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	38,330,259
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	2,275,124
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	2,941,336
Blue Owl Real Estate Fund VI	1/31/2023	10,235,020
Blue Owl Technology Finance Corp.	6/29/2022	10,332,953
Blue Owl Technology Finance Corp. II	12/30/2021	9,822,419
Boost Co-Invest LP	1/25/2024	6,770,389
BPC Real Estate Debt Fund, LP	6/7/2023	61,629,133
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	9/1/2023	5,242,498
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	12/12/2023	20,108,879
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	3/22/2024	10,250,000
BSOF Parallel Onshore Fund L.P. (Class Gnocchi Series 2 Interests)	10/10/2023	30,679,130
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	5/9/2024	100,000,000
Burford Advantage Feeder Fund A, LP	1/28/2022	6,741,705
Callodine Perpetual ABL Fund, LP	10/3/2022	81,144,382
Carlyle Credit Opportunities Fund II (Parallel), SCSp	12/14/2021	8,834,173
Carlyle Credit Opportunities Fund III (Parallel), SCSp	12/10/2024	3,703,219
CCOF Alera Aggregator, L.P.	4/25/2023	4,856,250
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	4,901,836
CCOF Sierra II, L.P.	7/29/2022	2,958,506
Chilly HP SCF Investor, LP	2/9/2022	2,970,297
CL Oliver Co-Invest I, L.P.	6/28/2023	10,049,000
Comvest Special Opportunities Fund, L.P.	2/3/2022	14,164,914
Contingency Capital EG Fund (US) LP	8/29/2024	23,980,100
Contingency Capital Fund I-A, LP	11/28/2022	50,612,017
Crestline Nevermore Holdco, L.P.	12/7/2023	9,576,474
Crestline PF Sentry Fund (US), LP	8/14/2023	6,095,955
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	11,850,897
CW Credit Opportunity 2 LP	6/27/2024	19,924,753
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	44,838,680
Dawson Evergreen 1 LP	5/28/2024	300,000,000
Everberg Capital Partners II, L.P.	10/11/2021	11,332,734
EVP II LP	11/30/2023	20,173,893
Felicitas Diner Offshore, LP	12/28/2022	2,827,895
Felicitas Secondary Fund II Offshore, LP	9/10/2021	10,616,857
Felicitas Tactical Opportunities Fund, LP	10/26/2022	37,867,298
Franklin BSP Capital Corp	11/30/2021	1,684,852
Gramercy PG Holdings II, LP	8/20/2024	21,250,000
Gramercy PG Holdings, LP (Common Interests)	3/22/2024	9,877,594
Gramercy PG Holdings, LP (Preferred Interests)	3/22/2024	5,450,422
Guggenheim MM-C CLO	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	13,481,382
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	43,616,518

Security	First Acquisition Date	Cost
Hercules Private Global Venture Growth Fund I, L.P.	8/6/2021	$150,420,541
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	42,079,317
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	14,203,288
HPS Mint Co-Invest Fund, L.P.	5/25/2022	6,473,263
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	22,997,176
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	29,099,507
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	21,376,122
ICG LP Secondaries Fund I (Feeder) SCSp	12/29/2023	6,189,596
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	100,000,000
KWOL Co-Invest, LP	11/30/2023	2,500,000
Linden Structured Capital Fund-A, LP	6/30/2021	18,960,115
LuminArx Valence Co-Invest Offshore Fund LP	12/11/2024	9,936,909
Madison Realty Capital Debit Fund, IV LP	9/29/2023	14,173,657
Magenta Asset Co-Invest L.P.	4/30/2024	2,306,556
Magenta Co-Invest L.P.	3/5/2024	5,667,933
Marilyn Co-Invest, L.P.	1/14/2022	23,863,578
Milano Co-Invest, L.P.	4/1/2024	3,990,705
Minerva Co-Invest, L.P.	2/11/2022	11,406,208
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	1,380,844
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	22,417,675
North Wall Asset Backed Opportunities Feeder Fund I LP	12/19/2024	52,077,500
NWEOF Feeder Fund II LP	6/21/2024	24,063,042
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	21,135,865
Pathlight Capital Evergreen Fund, LP	12/30/2022	32,654,601
Pathlight Capital Fund II, LP	6/30/2021	26,339,743
Peachtree Credit Fund IV Q, L.P.	11/18/2024	15,000,000
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	2,467,491
Pennybacker Real Estate Credit II, LP	5/6/2022	18,777,394
PG Lending Fund I, LP	11/26/2024	5,133,497
Pine Valley Capital Partners Evergreen Fund, LP	11/13/2024	14,644,401
Raven Asset-Based Credit Fund II LP	9/21/2021	11,931,270
Raven Evergreen Credit Fund II, LP	4/22/2022	44,250,871
Redwood Enhanced Income Corp.	6/30/2022	28,275,000
SC Life Science Credit Parallel Fund A, L.P.	8/9/2024	112,378,684
Sculptor Real Estate Science Park Fund, LP	5/4/2022	6,617,754
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	3,926,401
Silver Point Select Overflow Fund, L.P.	11/13/2024	31,000,000
Silver Point Specialty Credit Fund II, L.P.	6/30/2021	32,200,401
Sixth Street Growth Partners II (B), L.P.	8/1/2022	4,392,675
Sky Fund V Offshore, LP	11/30/2022	36,873,976
Sky Fund VI Offshore, LP	4/15/2024	20,293,891
Specialty Loan Institutional Fund 2016-L, L.P.	1/22/2024	2,152,692
Stellus Private Credit BDC Feeder LP	1/31/2022	13,265,575
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,115,041
Symbiotic Capital EB Fund, L.P.	3/7/2024	3,977,217
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	9,750,320
Thompson Rivers LLC	6/30/2021	1,333,796
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	8,611,466
Tinicum Tax Exempt, L.P.	3/31/2023	5,351,734
VCSF Co-Invest 1-A, L.P.	8/2/2023	4,991,748
Vista Capital Solutions Fund-A, L.P.	3/24/2023	15,556,331
Vista Credit Partners Fund IV-B, L.P.	12/4/2024	470,914
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.	12/22/2021	71,001,751
VPC COV, L.P.	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	119,021,286
Waccamaw River LLC	8/4/2021	11,455,339
WhiteHawk Evergreen Fund, LP	1/31/2024	50,000,000
		$3,024,361,447

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

					Value at
Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Opening Date of Contract	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CAD	State Street	USD	January 31, 2025	12,494	$8,698	$8,702	$4

					Value at
				Currency	Opening	Value at	Unrealized
Currency Sold	Counterparty	Currency Purchased	Settlement Date	Amount Sold	Date of Contract	December 31, 2024	Appreciation (Depreciation)
CAD	State Street	USD	January 31, 2025	(12,552)	$(8,760)	$(8,742)	$18
EUR	State Street	USD	January 31, 2025	(112,527,221)	(117,351,064)	(116,711,988)	639,076
GBP	State Street	USD	January 31, 2025	(10,406,747)	(13,098,150)	(13,025,027)	73,123
NOK	State Street	USD	January 31, 2025	(195,722,484)	(17,225,163)	(17,192,364)	32,799
					(147,683,137)	(146,938,121)	745,016

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(147,674,439)	$(146,929,419)	$745,020

CAD - Canadian Dollars

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Schedule of Investments
December 31, 2024 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and to a lesser extent, fund interests or direct investments in equity or other security types.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of December 31, 2024:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CELF SPV LLC (“CLCE SPV”)	July 1, 2021	$2,674,353,831	58.50%
CELF SPV Holdings (PP) LLC (“CLCE HOLD”)	July 1, 2021	3,549,443	0.08%
CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”)	June 24, 2022	4,770,765	0.10%
CELF HOLDINGS (D1) LLC (“CLCE HLD1”)	March 31, 2023	20,517,103	0.45%
CELF HOLDINGS (D2) LLC (“CLCE LF2”)	June 30, 2023	23,640,286	0.52%
CELF SPV HOLDINGS 1 LLC (“CLCE SPV1”)	February 9, 2024	138,426	0.00%
CELF HOLDINGS (D3) LLC (“CLCE HLD3”)	April 12, 2024	515,363	0.01%
CELF HOLDINGS (D4) LLC (“CLCE HLD4”)	May 31, 2024	7,985,887	0.17%
MOHAWK RIVER FUNDING LLC ("CLCE MHWK")	September 16, 2024	108,221,041	2.37%
CELF HOLDINGS (D7) LLC ("CLCE LF7")	October 9, 2024	30,371,133	0.66%
CELF HOLDINGS (D6) LLC ("CLCE LF6")	November 19, 2024	46,850,838	1.02%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2024.

CLCE SPV, CLCE LF2, CLCE HLD4, CLCE MHWK, CLCE LF7, and CLCE LF6 are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, CLCE HLD1, CLCE SPV1, and CLCE HLD3 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of December 31, 2024, the Fund had 1 outstanding forward currency contracts purchased long and 4 outstanding forward currency contracts sold short, with total notional value of $12,494 and $(318,669,004), respectively.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2024, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $161,888,298, $160,274,569, and $245,908, respectively.

Borrower	Type	Principal Amount
Aerin Medical Inc.	Delayed Draw	$30,000,000
Alcami Corporation	Revolver	419,765
Allen Media, LLC	Revolver	4,478,064
Alteryx	Revolver	103,333
Apex Service Partners, LLC	Delayed Draw	39,147
Apex Service Partners, LLC	First Lien Term Loan	80,500
Arcadia Solutions, Inc.	Delayed Draw	4,615,522
Archer 2023 Finance, LLC, Class B	Private Collateralized Fund Obligations	14,997,872
Ark Data Centers, LLC	Delayed Draw	6,890,333
Ark Data Centers, LLC	Revolver	2,067,100
Artivion, Inc.	Delayed Draw	3,448,276
Avalara, Inc.	Revolver	272,727
Bausch Receivables Funding LP	Revolver	4,000,000
Bluefin Holding, LLC	Revolver	673,077
Bluesight, Inc.	Revolver	400,000
California Municipal Finance Authority	Delayed Draw	5,900,000
California Municipal Finance Authority	Delayed Draw	5,833,333
Cobham Holdings, Inc.	Revolver	468,750
Coupa Holdings, LLC	Delayed Draw	385,633
Coupa Holdings, LLC	Revolver	295,276
Crete PA Holdco, LLC	Delayed Draw	4,423,256
Crete PA Holdco, LLC	Revolver	663,488
Crewline Buyer, Inc.	Revolver	870,417
Dawson Rated Fund 6-R2 Class C	Private Collateralized Fund Obligations	9,193,864

Borrower	Type	Principal Amount
Disco Parent, LLC	Revolver	$113,619
Evergreen Services Group II	Delayed Draw	171,559
Evergreen Services Group II	First Lien Term Loan	338,924
Exactcare Parent, Inc.	Revolver	442,623
FB FLL Aviation LLC	First Lien Term Loan	1,800,000
Fenix Topco, LLC	Delayed Draw	1,062,537
Finastra USA, Inc.	Revolver	936,090
Fullsteam Operations LLC	Delayed Draw	141,195
Fullsteam Operations LLC	Delayed Draw	834,255
Fullsteam Operations LLC	Delayed Draw	673,333
Fullsteam Operations LLC	Revolver	89,778
Helium Acquirer Corporation	Revolver	205,233
KWOL Acquisition, Inc.	Revolver	448,296
LP-PWP Credit Card ABS, LLC	Revolver	2,054,902
Mercury Bidco LLC	Revolver	408,163
Mews Systems B.V.	Delayed Draw	1,366,024
MGT Merger Target, LLC	Revolver	310,345
MIS Acquisition, LLC	Revolver	533,334
Oranje Holdco, Inc.	Revolver	592,667
Payrange LLC	Revolver	1,827,000
Penn TRGRP Holdings	Revolver	769,167
Poinciana LLC	Delayed Draw	111,071
PracticeTek Purchaser LLC	Delayed Draw	1,846,246
PracticeTek Purchaser LLC	First Lien Term Loan	70,307
Silfab Inc.	Delayed Draw	8,000,000
SintecMedia NYC, Inc.	Revolver	152,542
SMR Holdings, LLC	Revolver	2,250,000
SureWerx Purchaser III, Inc.	Delayed Draw	468,750
SureWerx Purchaser III, Inc.	Revolver	67,500
TerSera Therapeutics, LLC	Revolver	227,926
The Arcticom Group, LLC	Delayed Draw	265,590
Trintech, Inc.	Revolver	425,537
United Digestive MSO Parent, LLC	Delayed Draw	595,000
United Digestive MSO Parent, LLC	Revolver	238,000
Vacation Rental Brands, LLC	Delayed Draw	21,946,000
Vardiman Black Holdings, LLC	Delayed Draw	57,766
VB LPE, LLC	Delayed Draw	2,238,889
Wealth Enhancement Group, LLC	First Lien Term Loan	203,242
Webster Equity Partners	Delayed Draw	4,732,213
Zinnia Corporate Holdings, LLC	Delayed Draw	2,352,941
Total		$161,888,298

Borrowing, Use of Leverage

On December 20, 2021, the Fund’s wholly owned subsidiary, CELF SPV LLC (“CELF SPV”), entered into a secured revolving credit facility (the “Old Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as an initial lender and the administrative agent, C.M. Life Insurance Company as an initial lender and other lenders from time to time as parties thereto (the “Old Lenders”), the Fund, Alter Domus (US) LLC as the Collateral Custodian and other parties. The Old Facility was repaid and terminated on July 19, 2024, and replaced by the New Facility referenced below. On July 19, 2024, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “New Facility”) with Barings Finance LLC as joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility provides for borrowings on a committed basis in an aggregate principal amount up to $1,300,000,000. Under the New Facility, the Fund has received a single 5-year term loan in the amount of $150,000,000 (“Term Loan”) and may borrow up to an additional $1,150,000,000 on a revolving basis (the “Revolving Loan”). The New Facility may be increased from time to time in an aggregate of up to $2,000,000,000 on an uncommitted basis. The Revolving Loan and the Term Loan mature on July 19, 2029.

In connection with the Facility, the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of December 31, 2024.

3. Fair Value of Investments

Fair value – Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$—	$859,282,210	$—	$859,282,210
Private Investment Vehicles	—	—	196,071,033	3,360,327,611	3,556,398,644
Collateralized Loan Obligations	—	12,178,095	58,516,845	—	70,694,940
Preferred Stocks	—	—	60,446,764	—	60,446,764
Common Stocks	1,144,639	—	9,183,274	—	10,327,913
Subordinated Debt	—	—	9,025,684	—	9,025,684
Warrants	—	—	111,210	—	111,210
Short-Term Investments	252,022,967	—	—	—	252,022,967
Total Investments, at fair value	$253,167,606	$12,178,095	$1,192,637,020	$3,360,327,611	$4,818,310,332
Other Financial Instruments[1]
Forward Contracts	$—	$745,020	$—	$—	$745,020
Total Assets	$253,167,606	$12,923,115	$1,192,637,020	$3,360,327,611	$4,819,055,352

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2024:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2024	$564,789,234	$3,011,673	$57,836,033	$33,159,711	$7,682,229
Purchases	770,001,482	210,898,586	-	31,022,495	-
Sales/Paydowns	(483,510,433)	(53,866,822)	(6,000,000)	(3,721,959)	(2,527,039)
Realized gains (losses)	5,010,660	619	-	81,585	761
Original issue discount and amendment fees	(330,610)	-	-	-	-
Accretion	1,612,722	15,607	31,348	-	-
Change in Unrealized appreciation (depreciation)	1,709,155	6,110,400	(877,802)	(95,068)	4,027,323
Transfers In1	-	29,900,970	7,527,266	-	-
Transfers Out[2]	-	-	-	-	-
Balance as of December 31, 2024	$859,282,210	$196,071,033	$58,516,845	$60,446,764	$9,183,274
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2024	201,572	6,110,400	(727,239)	(95,068)	4,027,323

	Subordinated Debt	Warrants	Total
Balance as of April 1, 2024	3,871,185	1,969,883	672,319,948
Purchases	5,142,340	-	1,017,064,903
Sales/Paydowns	(8,338)	-	(549,634,591)
Realized gains (losses)	-	(172,839)	4,920,786
Original issue discount and amendment fees	-	-	(330,610)
Accretion	223	-	1,659,900
Change in Unrealized appreciation (depreciation)	20,274	(1,685,834)	9,208,448
Transfers In1	-	-	37,428,236
Transfers Out[2]	-	-	-
Balance as of December 31, 2024	$9,025,684	$111,210	$1,192,637,020
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2024	20,275	(131,381)	9,405,882

[1]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[2]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.